Note 10 - Stock-based Compensation	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
10.	Stock-based compensation:

(a)	Stock options

Under the Company’s stock option plan, options, rights and other entitlements may
be granted to directors, officers, employees and consultants of the Company to purchase up to a maximum of
17.5%
of the total number of outstanding common shares, estimated at
4,812,000
options, rights and other entitlements as at
December
31,
2017.
Options are granted at the fair market value of the common shares on the closing trading price of the Company’s stock on the day prior to the grant if the grant is made during the trading day or the closing trading price on the day of grant if the grant is issued after markets have closed. Options vest at various rates (immediate to four
years) and have a term of
10
years.

Stock option transactions for the years ended
December
31,
2017,
2016,
and
2015
are summarized as follows:

Option numbers are in (000’s)
		Year ended December 31, 2017
	Options	Weighted average exercise price

Outstanding, beginning of year	2,005	$4.31
Granted	826	1.19
Expired	(323)	4.58
Forfeited	(164)	3.35
Outstanding, end of the year	2,344	3.46

Option numbers are in (000’s)
		Year ended December 31, 2016		Year ended December 31, 2015
	Options	Weighted average exercise price as recast (note 3(b))	Options	Weighted average exercise price as recast (note 3(b))

Outstanding, beginning of year	1,689	4.54	1,374	$5.13
Granted	382	2.94	478	5.67
Exercised	-	-	(143)	3.57
Forfeited	(66)	5.62	(20)	7.56
Outstanding, end of year	2,005	4.31	1,689	$4.54

The following table summarizes information about stock options outstanding at
December
31,
2017:

Option numbers are in (000’s)
		Options outstanding		Options exercisable
Range of exercise prices	Options	Weighted average remaining contractual life (years)	Weighted average exercise price	Options	Weighted average exercise price

$1.03-$1.15	241	9.4	1.05	-	$-
$1.16-$1.86	527	9.2	1.26	7	1.70
$1.87-$4.37	444	7.8	3.11	263	3.30
$4.38-$5.08	614	6.4	4.61	614	4.60
$5.09-$34.37	518	6.9	5.79	409	5.90
	2,344	7.7	3.46	1,293	4.70

The following table presents the weighted average assumptions that were used in the Black-Scholes option pricing model to determine the fair value of stock options granted during the period, and the resultant weighted average fair values:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015

Risk-free interest rate	1.32%	0.68%	1.17%
Expected dividend yield	-	-	-
Expected volatility	98%	110%	106%
Expected life of options (years)	5	5	5
Grant date fair value (2016 and 2015 values have been recast to US dollars -note 3(b))	$0.87	$2.30	$4.36

The Company uses historical data to estimate the expected dividend yield and expected volatility of its common shares in determining the fair value of stock options. The expected life of the options represents the estimated length of time the options are expected to remain outstanding.

Stock options granted by the Company during the year ended
December 31, 2017
consist of
641,500
options that vest
50%
after
one
year and
16.67%
on each of the next
three
anniversaries, and
185,000
options that vest
50%
after
one
year and
25%
on each of the next
two
anniversaries.

Stock options granted by the Company during the year ended
December
31,
2016,
consist of
381,900
options that vest
50%
after
one
year and
16.67%
on each of the next
three
anniversaries.

Stock options granted by the Company during the year ended
December
31,
2015,
consist of
128,000
options that vest
50%,
25%
and
25%
on each of the next
three
anniversaries and
350,000
options that vest
50%
on the
first
anniversary and
16.67%
on each of the next
three
anniversaries (total
four
year vesting).

The Company recorded share-based payment expense of
$646
thousand (
2016
-
$1,706
thousand,
2015
-
$2,500
thousand) related to issued stock options. Refer to note
11
and
12
for a breakdown of stock option expense by function.

(b)	Restricted share units

The Company has a stock incentive plan (SIP) pursuant to which the Board may
grant stock-based awards comprised of restricted stock units or dividend equivalents to employees, officers, consultants, independent contractors, advisors and non-employee directors of the Company. Each restricted unit is automatically redeemed for one
common share of the Company upon vesting. The following table presents the activity under the SIP plan for the year ended
December 31, 2017
and the units outstanding.

	Number	Weighted average grant date fair value
Outstanding, beginning of year	-	$-
Granted	150	1.14
Redeemed	(150)	1.14
Outstanding, end of year	-	$-

On
March 28, 2017
the Company granted
150,000
restricted share units with a vesting term of
three
months, and accordingly, on
June 28, 2017
all of these restricted share units vested and were redeemed for
150,000
common shares. During the year ending
December 31, 2017,
the Company recorded share-based payment expense of
$171
thousand (
2016
–
nil,
2015
-
nil
) related to the issued RSUs.

The grant date fair value was determined as the closing value of the common shares of the Company on the Toronto Stock Exchange on the date prior to the date of grant.